17. Trade payables, net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule of trade payables, net
	2020	2019

Product suppliers	10,907	14,371
Service suppliers	904	977
Bonuses from suppliers (note 17.2)	(387)	(461)
	11,424	14,887